Schedule of Stock Options Valuation - August 8, 2012 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 1	81.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 2	1.8
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 3	0.38%
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 4	$ 0